Financial Instruments - Summary of Quantitative Data About Exposure to Currency Risk (Details) - Currency risk - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 35,880	$ 14,857
Accounts payable and accrued liabilities
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	786	712
Intercompany receivable net of Credit Facility
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	35,584	14,827
Balances of purchase price payable
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	0	943
Cash
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	611	1,613
Accounts receivable and other receivables
Financial Instruments Measured At Fair Value [Line Items]
Risk exposure associated with instruments sharing characteristic	$ 471	$ 72